Notes Payable - Related Party (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Notes Payable - Related Party [Line Items]
Repaid amount	$ 821,292		$ 64,550
Accounts payable and accrued liabilities	5,302		522,012	$ 832,399
Repaid principal amount	(821,292)	$ (64,550)	(63,819)	(462,229)
Accrued interest			23,456
Finance expense	0		60,770	$ 225,196
Shares exchange (in Shares)				897
Conversion loss				$ 116,152
Maximum [Member]
Notes Payable - Related Party [Line Items]
Accrued interest				1,483,738
Minimum [Member]
Notes Payable - Related Party [Line Items]
Accrued interest				131,320
Common Class A [Member]
Notes Payable - Related Party [Line Items]
Accounts payable and accrued liabilities				38,301
Related Party [Member]
Notes Payable - Related Party [Line Items]
Repaid amount	$ 821,292		64,550	$ 462,228
Repaid principal amount			$ (64,550)